SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date these unaudited condensed financial statements were available to be issued.

On July 24, 2026, RoboCent, Inc. issued a short-term, unsecured, non-interest-bearing promissory note in the principal amount of $75,000 to Travis Trawick, the Company’s Chief Executive Officer, as lender. The note matures on December 31, 2026 and may be prepaid without penalty.

On August 31, 2026, the Company entered into a second Cash Advance Agreement with Pristine Capital Partners LLC for an aggregate principal amount of $193,200 with the Company receiving cash proceeds of $133,000. The agreement charges a fixed financing fee of $60,200, which will be recognized as a debt discount, and the advance is repaid through payments of 4% of receivables, initially estimated at $1,341.67 per business day. A portion of the proceeds was used to repay the remaining balance of the Pristine Cash Advance Agreement in full on September 1, 2026.

On September 8, 2026, the Company completed a closing of its Regulation A offering, issuing 20,000 shares of common stock at $5.00 per share for gross proceeds of $100,000 and net proceeds of $80,500 after offering costs of $19,500, and issuing warrants to the placement agent to purchase 700 shares of common stock at an exercise price of $6.25 per share.

On September 15, 2026, the Company issued a secured promissory note to SEG Opportunity Fund, LLC in the principal amount of $300,000 for a purchase price of $250,000. The note bears no interest, and the $50,000 original issue discount will be recognized as a debt discount and amortized to interest expense through the October 15, 2026 maturity date. The note is secured by substantially all of the assets of the Company, junior to the security interests securing the Senior Secured Notes issued by RoboCent, Inc.

NOTE 12 – SUBSEQUENT EVENTS

On January 5, 2026, FullPAC, Inc. (“FullPAC” or the “Company”) and its newly created wholly owned subsidiary Govt, Inc. entered into an asset purchase agreement (“APA”) with Govtext, LLC and Elnatan Rudolph (“Sellers”) to purchase certain assets of the Seller related to its business focused on constituent outreach (“Govtext”). The Company agreed to pay $30,000 in cash to the sellers. The Company also entered into an Independent Referral Partner Agreement (“Partner Agreement”) with Elnatan Rudolph (the “Partner”). The Partner Agreement has a term of approximately 10 years but is cancellable by either party with 30 days notice. Under the Partner Agreement, the Partner can earn commissions based on gross proceeds from certain legacy accounts of the assets they acquired. All compensation ends upon termination of the agreement. The Company accounted for the transaction as an asset acquisition under ASC 805.

On January 6, 2026, pursuant to a securities purchase agreement dated December 9, 2025, dated as of the same date, by and between us and the investor named therein, we issued and sold in a private placement, an aggregate of 160,000 shares of Common Stock at a purchase price of $5.00 per share to an institutional investor for aggregate gross proceeds of $800,000.

From January 5 to July 14, 2026, the Company sold 288,342 shares of common stock in a qualified offering pursuant to Regulation A for gross proceeds of $1,441,710 and net proceeds of $1,215,996.

From January 8 to July 14, 2026 the Company issued 117,500 shares of common stock with a fair value of $587,500 under its 2025 Long-Term Incentive Plan for services rendered.

From January 5 to July 14, 2026, the Company redeemed senior secured promissory notes with aggregate principal and accrued interest of $513,288 and $46,450, respectively, realizing a loss on settlement of $2,317,187, in cash.

On April 24, 2026, we issued and sold in a private placement an aggregate of 519,258 shares of Common Stock at a purchase price of $5.00 per share to certain accredited investors pursuant to the April 2026 Purchase Agreements, for aggregate gross proceeds of approximately $2.6 million (the “April 2026 Private Placements”). We used the proceeds from the April 2026 Private Placements for working capital and to begin redeeming the Seed Notes.

In connection with the April 2026 Private Placements, Mr. Trawick sold an aggregate of 3,196,737 shares of the Company’s Common Stock to the same accredited investors that were purchasers in the April 2026 Private Placements (the “Founder Share Sale”). The purchase price per share in the Founder Share Sale was $0.10, and Mr. Trawick received gross proceeds of approximately $320,000. The Company was not a party to the Founder Share Sale and did not receive any proceeds from the sale of shares by Mr. Trawick.

The Company repaid the $4,700 promissory note dated April 10, 2026 held by the Company’s Chief Executive Officer on May 26, 2026.

The Company repaid the $14,980 promissory note dated March 31, 2026 held by the Company’s Chief Financial Officer on April 24, 2026.